Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Loan Granted to Related Parties

As of December 31, 2021 and 2020, the loans granted to related persons are detailed below:

	As of December 31, 2021			As of December 31, 2020
	Productive	Investment		Productive	Investment
	companies	companies	Individuals	companies	companies	Individuals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	47,792	19,208	5,758	150,796	10,037	6,517
Mortgage loans	—	—	33,701	—	—	30,124
Consumer loans	—	—	8,058	—	—	7,189
Gross loans and accounts receivable from customers	47,792	19,208	47,517	150,796	10,037	43,830
Allowance for loan losses	(9,592)	(1,182)	(225)	(6,333)	(885)	(348)
Loans and receivables to customers, net	38,200	18,026	47,292	144,463	9,152	43,482

Schedule of Other Transactions with Related Parties

Below are the balances as of December 31, 2021, 2020 and 2019, for transactions with related parties and the impact on results for the years ended December 31, 2021, 2020 and 2019:

		As of and for the year ended December 31, 2021
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	—
Bcycle Latam SPA	Administrative consulting	—	—	—
Combanc S.A.	Data transmission services	—	—	(464)
Comder Contraparte Central S.A	Banking services	—	—	(849)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	—
Corp Group Holding Inversiones Ltda	Advisory services	—	—	(447)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	—
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(13,326)	—	(2,166)
Inmobiliaria Gabriela S.A	Other services	(632)	—	(132)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,711)
Itau BBA securities NY	Buisness management reimbursement	1,894	2,065	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(67)	—	(818)
Itaú Unibanco		—	—	(655)
Operadora Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,740)
Pulso Editorial S.A.	Publishing services	—	—	(70)
Redbanc S.A.	ATM management	—	—	(3,566)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	—	—	(991)
Transbank S.A.	Credit card management	—	—	(8,218)

These transactions were carried out at normal market prices prevailing on the date of the transactions.

Note 34 - Related Party Transactions, continued

		As of and for the year ended December 31, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(2,165)
Combanc S.A.	Data transmission services	—	—	(472)
Comder Contraparte Central S.A	Banking services	—	—	(826)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(537)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(14,175)	—	(4,693)
Inmobiliaria Gabriela S.A	Other services	(708)	—	(128)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,613)
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(198)	—	(1,143)
Itaú Unibanco	Business management reimbursement	1,549	2,213	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,319)
Pulso Editorial S.A.	Publishing services	—	—	(24)
Redbanc S.A.	ATM management	—	—	(3,094)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	991	—	(2,388)
Transbank S.A.	Credit card management	—	—	(13,177)

These transactions were carried out at normal market prices prevailing on the date of the transactions.

Note 34 - Related Party Transactions, continued

		As of and for the year ended December 31, 2019
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(567)
Bcycle Latam SPA	Administrative consulting	—	—	(1,518)
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	(3)
Combanc S.A.	Data transmission services	—	—	(366)
Comder Contraparte Central S.A	Banking services	—	—	(910)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(47)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(382)
Corp Imagen y diseños S.A.	Marketing	—	—	(101)
Corp Research S.A.	Advisory services	—	—	(474)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(39)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(15,625)	—	(1,994)
Inmobiliaria Gabriela S.A	Other services	(809)	—	(121)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,537)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	46	(248)
Itaú Chile Inv. Serv. y Administración S.A.	Leases (*)	(441)	—	(220)
Itaú Unibanco	Business management reimbursement	349	2,051	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,037)
Pulso Editorial S.A.	Publishing services	—	—	(23)
Redbanc S.A.	ATM management	—	—	(3,388)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	3,379	—	(2,319)
Transbank S.A.	Credit card management	—	—	(14,208)

Schedule of Donations

c)    Donations

		For the years ended December 31,
Name or corporate name	Description	2021	2020	2019
		MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	1,449	1,556	1,325
Fundación Descúbreme	Donations	224	235	204
Fundación Itaú	Donations	186	196	170

Schedule of Other Assets and Liabilities with Related Parties

	As of December 31,
	2021	2020
	MCh$	MCh$
ASSETS	109,292	34,416
Derivative financial instruments	109,194	33,875
Other assets	98	541
LIABILITIES	525,487	447,306
Derivative financial instruments	188,130	2,778
Current accounts and demand deposits	74,724	179,067
Time deposits and saving accounts	241,023	239,709
Other liabilities	21,610	25,752

Schedule of Results of Transactions with Related Parties

	For the years ended December 31,
	2021		2020		2019
Type of recognized income or expense	Income	Expenses	Income	Expenses	Income	Expenses
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and readjustments income (expenses)	6,833	(1,272)	8,532	(4,955)	11,269	(7,328)
Fee and commissions income and (expenses)	1,242	—	504	—	3,232	—
Net income (loss) from financial operations	355,101	(492,570)	26,636	(10,033)	2,585	(888)
Operational support related income	275	—	500	—	901	—
Other income and (expenses)	80	(220)	211	(310)	207	(327)
Totals	363,531	(494,062)	36,383	(15,298)	18,194	(8,543)

Schedule of Payments to Board of Directors and Key Management Personnel

Compensation received by key personnel of Management as follow:

	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Short-term employee benefits	27,168	31,868	31,364
Post-employment benefits	—	—	—
Other long-term benefits	3,277	—	—
Compensation for termination of contract	982	931	799
Totals	31,427	32,799	32,163

Schedule of Conformation of Key Personnel

As of December 31, 2021 and 2020, the headcount of the Bank's key staff is composed as follows:

	Number of executives
	As of December 31,
Position	2021	2020
Board Member	16	14
Chief Executive Officer	8	10
Corporate Director	21	24
Area Manager	148	146
Manager	122	128

Schedule of Transactions with Key Personnel

The next transactions has been realized during the years ended December 31, 2021 and 2020:

	As of December 31,
	2021	2020
	MCh$	MCh$
Credits cards	67	115
Consumer loans	345	389
Commercial loans	546	534
Mortgage loans	306	366